Total revenue and income (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue and income [Abstract]
Membership fees	R$ 268,931	R$ 140,803
Foreign currency gain on conversion		959
Membership fees taxes	R$ 24,876	R$ 13,314